Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	29,233.01
Total Transaction Valuation	211,680,000
Total Offset Amount	0.00
Net Fee	$ 29,233.01
Offset Table N/A	N/A